Intangible and tangible assets - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	$ 8,829
Increases	219
Impairments	(58)
Other	(340)
Net goodwill as of the end of the period	8,650
Integrated Gas, Renewables & Power
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	5,243
Increases	111
Impairments	(58)
Other	(273)
Net goodwill as of the end of the period	5,023
Exploration & Production
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	2,612
Other	(31)
Net goodwill as of the end of the period	2,581
Refining & Chemicals
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	519
Other	(17)
Net goodwill as of the end of the period	502
Marketing & Services
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	426
Increases	108
Other	(18)
Net goodwill as of the end of the period	516
Corporate
Changes in the carrying amount of goodwill by business segment
Net goodwill as of the beginning of the period	29
Other	(1)
Net goodwill as of the end of the period	$ 28